Shareholders' Equity (RSUs Granted in 2017 and 2020) (Narrative) (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs grant	16,000	0	86,000	78,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant	2 years		2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant	3 years		3 years	3 years